Subsequent Events - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended			6 Months Ended	1 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Oct. 30, 2011	Dec. 31, 2010	Jun. 30, 2012 Series A-1	Sep. 29, 2012 Subsequent Event	Sep. 11, 2012 Subsequent Event Series A-1
Payment of acquired asset	$ 1,100,000			$ 1,100,000
Payment of acquired asset				144,682	168,420
Percentage of working interest and an overriding royalty interest				50.00%	50.00%
Gain on the sale of working interest	750,000
Percentage of overriding royalty interest	2.575%
Percentage of production of natural gas units		15.00%
Note payable	250,000	250,000		250,000				455,000
Interest at an annual rate	12.00%			12.00%				12.00%
Percentage of Operating income assign note holder								75.00%
ownership interest								100.00%
loan fee paid								2,700
Prepaid interest								27,300
Net proceeds note		400,000	870,000	2,064,100		215,000		420,000
Dividend declared on Series A-1 preferred stock							15.00%		15.00%
Dividend paid, on Series A-1 preferred stock									$ 392,000